STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2020
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the stock option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	9	10	11	12	13	14	15	16	17	18	19	20	21
	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,
Grant date	2014	2015	2016	2016	2016	2016	2017	2017	2017	2018	2018	2019	2020

Outstanding as of September 30, 2018	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	—	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	36,000	38,000
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	—	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2019	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	(34,500)	(19,500)	—	—	—	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2020	—	—	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000
Options vested and exercisable
At September 30, 2019	34,500	19,500	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000
At September 30, 2020	—	—	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000
Weighted average fair value at the grant date (US$)	6.5	7.5	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1	4.0	2.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	9	10	11	12	13	14	15	16	17	18	19	20	21
Exercise price (US$)	12.7	14.8	13.8	20.5	16.5	20.0	20.7	16.5	8.0	9.1	8.2	5.19	5.30
Average risk-free interest rate	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%
Expected option life (year)	3	3	5	10	10	10	5	5	5	5	5	5	5
Volatility rate	79.2%	79.67%	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.2%	64.6%	68.2%	103.0%	52.6%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—	—